Related Parties - Other transactions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 MXN ($) item director	Dec. 31, 2022 MXN ($) director	Dec. 31, 2021 MXN ($) director
Related Parties
Aggregate annual amount of contracts leasing office space	$ 32,263	$ 25,320	$ 34,478
Consulting firm
Related Parties
Fees for services received			19,983
Professional services firm secretary of Company's Board
Related Parties
Fees for services received	31,168	16,861	57,925
Professional services firm, two directors
Related Parties
Fees for services received	$ 17,068	$ 18,021	$ 20,006
Number of directors that maintain an interest in a professional services firm | director	2	2	2
Member of the Company's Board
Related Parties
Number of Mexican banks that have made loans to Group | item	2